`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     August 24, 2012

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	285,534

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     5263    58743 SH       Sole                                      58743
AT&T Corp New                  COM              00206R102     7684   215467 SH       Sole                                     215467
Abbott Laboratories            COM              002824100     8516   132096 SH       Sole                                     132096
Advanced Cell Tech Inc Com     COM              00752K105        4    57142 SH       Sole                                      57142
Alps Etf Tr Alerian Mlp        COM              00162Q866      241    15100 SH       Sole                                      15100
Altria Group Inc               COM              02209S103      904    26157 SH       Sole                                      26157
Amerigas Partners L P Unit L P COM              030975106      547    13420 SH       Sole                                      13420
Apple Computers                COM              037833100    16901    28940 SH       Sole                                      28940
Apricus Biosciences In Com     COM              03832V109      292    85727 SH       Sole                                      85727
Bank Of America Corp New       COM              060505104       91    11072 SH       Sole                                      11072
Berkshire Hathaway Inc Del Cl  COM              084670108     1374       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702     7599    91192 SH       Sole                                      91192
Bristol Myers Squibb           COM              110122108      276     7669 SH       Sole                                       7669
Cel-Sci Corp Com New           COM              150837409        4    10000 SH       Sole                                      10000
Chevrontexaco Corp Com         COM              166764100    10370    98296 SH       Sole                                      98296
Cisco Sys Inc                  COM              17275R102      196    11442 SH       Sole                                      11442
Coca-Cola                      COM              191216100     3844    49156 SH       Sole                                      49156
Colgate Palmolive              COM              194162103     7506    72105 SH       Sole                                      72105
Conocophillips Com             COM              20825C104     4773    85417 SH       Sole                                      85417
Dell Computer                  COM              24702R101      626    50064 SH       Sole                                      50064
Direxion Shs Etf Tr Dly Midcap COM              25459W730      215     6630 SH       Sole                                       6630
Direxion Shs Etf Tr Dly Tech B COM              25459W102      351     7259 SH       Sole                                       7259
Du Pont E I De Nemours Com     COM              263534109     5716   113026 SH       Sole                                     113026
Duke Energy Corp               COM              26441C204      342    14831 SH       Sole                                      14831
Energy Transfer Prtnrs Unit Lt COM              29273R109      598    13525 SH       Sole                                      13525
Exxon Mobil Corp Com           COM              30231G102    16610   194106 SH       Sole                                     194106
General Electric Co            COM              369604103     9427   452349 SH       Sole                                     452349
General Motors Escrow          COM              370ESC816        0    10226 SH       Sole                                      10226
Google Inc Cl A                COM              38259P508      245      422 SH       Sole                                        422
Green Envirotech Hldgs Com     COM              39303B107        1    50000 SH       Sole                                      50000
Home Depot                     COM              437076102     7975   150491 SH       Sole                                     150491
Intel                          COM              458140100     7445   279376 SH       Sole                                     279376
Ishares Tr Dj Intl Sel Divd    COM              464288448     2190    72816 SH       Sole                                      72816
Ishares Tr Dj Sel Div Inx      COM              464287168      222     3950 SH       Sole                                       3950
Ishares Tr Dj Us Energy        COM              464287796      210     5470 SH       Sole                                       5470
Ishares Tr Dj Us Finl Svc      COM              464287770     1907    36735 SH       Sole                                      36735
Ishares Tr Hgh Div Eqt Fd      COM              46429B663      305     5134 SH       Sole                                       5134
Ishares Tr Russell 2000        COM              464287655      295     3705 SH       Sole                                       3705
Ishares Tr S&P 500 Index       COM              464287200     8599    62882 SH       Sole                                      62882
Ishares Tr S&P Gbl Energy      COM              464287341     6885   189816 SH       Sole                                     189816
Ishares Tr S&p Mc 400 Grw      COM              464287606     5616    53048 SH       Sole                                      53048
Ishares Tr S&p Midcap Value    COM              464287705     2928    35874 SH       Sole                                      35874
Ishares Tr Small Growth Index  COM              464288604     4225    46848 SH       Sole                                      46848
J P Morgan Chase & Co          COM              46625H100     6226   174257 SH       Sole                                     174257
Johnson & Johnson              COM              478160104     7652   113262 SH       Sole                                     113262
Kinder Morgan Mgmt Llc Shs     COM              49455U100    10027   136568 SH       Sole                                     136568
Lowes Cos Inc Com              COM              548661107     1114    39164 SH       Sole                                      39164
Mcdonalds                      COM              580135101     4366    49318 SH       Sole                                      49318
Merck & Co, Inc.               COM              58933Y105     7256   173800 SH       Sole                                     173800
Microsoft                      COM              594918104     3525   115226 SH       Sole                                     115226
Natural Resource Prtnr Com Uni COM              63900P103      490    22081 SH       Sole                                      22081
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nextera Energy Inc Com         COM              65339F101      407     5916 SH       Sole                                       5916
North European Oil Royalty Tru COM              659310106      316    11232 SH       Sole                                      11232
Oracle Corp Com                COM              68389X105     4605   155061 SH       Sole                                     155061
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      575    18311 SH       Sole                                      18311
Penn West Energy Trust         COM              707887105      175    13045 SH       Sole                                      13045
Pepsico                        COM              713448108     7129   100892 SH       Sole                                     100892
Pfizer                         COM              717081103    10564   459305 SH       Sole                                     459305
Philip Morris Intl Inc Com     COM              718172109     8499    97402 SH       Sole                                      97402
Phillips 66 Com                COM              718546104     1385    41678 SH       Sole                                      41678
Powershares QQQ Tr Unit Series COM              73935A104     7682   119735 SH       Sole                                     119735
Proctor & Gamble               COM              742718109     7326   119616 SH       Sole                                     119616
Proshares Tr Pshs Ult Hlthcre  COM              74347R735      331     4395 SH       Sole                                       4395
Proshares Tr Ultra S&P 500     COM              74347R107     1088    19955 SH       Sole                                      19955
Proshares Ultra Financial      COM              74347X633      315     5649 SH       Sole                                       5649
Prospect Capital Corp Com      COM              74348T102      919    80660 SH       Sole                                      80660
Royal Bk Cda Montreal Com      COM              780087102      201     3920 SH       Sole                                       3920
Sanofi-Aventis Sponsored ADR   COM              80105N105     5831   154340 SH       Sole                                     154340
Sempra Energy Com              COM              816851109      282     4100 SH       Sole                                       4100
Sirius Satellite Radio Com     COM              82967N108      121    65344 SH       Sole                                      65344
Southern Co Com                COM              842587107      399     8622 SH       Sole                                       8622
Spectra Energy Corp            COM              847560109      212     7284 SH       Sole                                       7284
Suburban Propane L P Unit Ltd  COM              864482104      243     5880 SH       Sole                                       5880
Teva Pharmaceutical Inds Ltd A COM              881624209      512    12985 SH       Sole                                      12985
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     4651   116488 SH       Sole                                     116488
Verizon Communications Com     COM              92343V104     7447   167584 SH       Sole                                     167584
Wal-Mart Stores Inc            COM              931142103     5295    75942 SH       Sole                                      75942
Walgreens, Inc.                COM              931422109     1058    35784 SH       Sole                                      35784
Wells Fargo & Co Del Com       COM              949746101     7430   222181 SH       Sole                                     222181
Whitestone Reit Cl B Sbi       COM              966084204      357    25845 SH       Sole                                      25845